INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
INVENTORIES
Schedule of inventories

	At December 31, 2012	At December 31, 2013
	$	$
Raw materials	40,197,952	52,610,348
Work-in-process	16,739,907	25,181,639
Finished goods	217,517,939	153,365,824

	274,455,798	231,157,811